Other Operating Expenses - DOJ and OFAC investigations - Additional Information (Details) £ in Millions		1 Months Ended				12 Months Ended
	Apr. 25, 2023	Oct. 31, 2023 GBP (£)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)
Other Operating Expenses [Line Items]
Trade and other payables						£ 9,700	£ 10,449
Other provisions							845
– increase in trade and other payables						640	3		£ 183
DOJ and OFAC investigations
Other Operating Expenses [Line Items]
Agreement term	3 years
Trade and other payables | $										$ 635,000,000
– increase in trade and other payables		£ (258)	$ (321,000,000)	£ (4)	$ (5,000,000)	75
Other provisions
Other Operating Expenses [Line Items]
Other provisions						£ 240	187
Other provisions | DOJ and OFAC investigations
Other Operating Expenses [Line Items]
Other provisions							£ 450	$ 540,000,000